Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	$ 524,042	$ 443,973
Real Estate
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	20,363	19,357
Hedge Funds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	38,264	21,764
Cash and Cash Equivalents
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	3,620	1,858
Quoted Prices In Active Markets For Identical Assets (Level 1)
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	3,620	1,858
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	3,620	1,858
Significant Observable Inputs (Level 2)
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	461,795	400,994
Significant Unobservable Inputs (Level 3)
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	58,627	41,121
Significant Unobservable Inputs (Level 3) | Real Estate
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	20,363	19,357
Significant Unobservable Inputs (Level 3) | Hedge Funds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	38,264	21,764
Mid Sized To Large Cap | Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	219,092	182,426
Mid Sized To Large Cap | Significant Observable Inputs (Level 2) | Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	219,092	182,426
International And Emerging Growth Funds | Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	87,706	71,662
International And Emerging Growth Funds | Significant Observable Inputs (Level 2) | Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	87,706	71,662
Core Fixed Income | Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	154,997	122,327
Core Fixed Income | Significant Observable Inputs (Level 2) | Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets	154,997	122,327
High Yield Bonds | Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets		24,579
High Yield Bonds | Significant Observable Inputs (Level 2) | Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Fair values of pension plan assets		$ 24,579